INVENTORIES (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INVENTORIES
Crude oil and other raw materials	¥ 60,155	¥ 89,908
Work in progress	13,053	12,687
Finished goods	78,415	91,554
Spare parts and consumables	3,372	2,578
Inventories, book value	154,995	196,727
Less: Allowance for diminution in value of inventories	(3,100)	(2,585)	¥ (6,389)	¥ (1,165)
Inventories	¥ 151,895	¥ 194,142